Property, Plant and Equipment, Net - Summary of Premises and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 65,288		$ 50,532
Additions from business combinations	266		173
Ending balance	75,827	$ 3,861	65,288	$ 50,532
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,056		81,090	79,754
Additions	11,069		10,307	10,545
Additions from business combinations	17,482		1,513
Disposals	(2,876)		(2,481)	(2,545)
Effects of changes in foreign exchange rates	(10,550)		11,240	(9,349)
Changes in value on the recognition of inflation effects	5,147		7,363	2,628
Effects Venezuela	(4,328)
Capitalization of borrowing costs			24	57
Ending balance	125,000		109,056	81,090
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43,768)		(30,558)	(29,227)
Depreciation for the year	(10,216)		(7,579)	(6,310)
Disposals	2,406		2,137	2,198
Effects of changes in foreign exchange rates	3,132		(5,229)	4,081
Changes in value on the recognition of inflation effects	(2,313)		(2,539)	(1,300)
Effect Venezuela	2,684
Impairment Venezuela	(1,098)
Ending balance	(49,173)		(43,768)	(30,558)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,822		4,707
Ending balance	9,865		5,822	4,707
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,822		4,707	4,694
Additions	110		7	358
Additions from business combinations	5,115
Transfer of completed projects in progress	5		46	59
Disposals	(115)		(43)	(54)
Effects of changes in foreign exchange rates	(1,046)		252	(595)
Changes in value on the recognition of inflation effects	518		853	245
Effects Venezuela	(544)
Ending balance	9,865		5,822	4,707
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,590		11,441
Ending balance	16,113		15,590	11,441
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,925		14,145	12,550
Additions	775		204	1,201
Additions from business combinations	1,691		517
Transfer of completed projects in progress	653		1,031	1,289
Disposals	(527)		(17)	(46)
Effects of changes in foreign exchange rates	(1,993)		2,575	(1,352)
Changes in value on the recognition of inflation effects	1,022		1,470	503
Effects Venezuela	(817)
Ending balance	20,729		19,925	14,145
Buildings [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,335)		(2,704)	(2,744)
Depreciation for the year	(626)		(455)	(341)
Disposals	12		11	70
Effects of changes in foreign exchange rates	548		(595)	498
Changes in value on the recognition of inflation effects	(439)		(592)	(187)
Effect Venezuela	481
Impairment Venezuela	(257)
Ending balance	(4,616)		(4,335)	(2,704)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,295		17,900
Ending balance	27,526		23,295	17,900
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,213		30,688	30,827
Additions	275		1,415	1,121
Additions from business combinations	5,905		864
Transfer of completed projects in progress	2,964		2,403	3,111
Disposals	(1,227)		(1,647)	(1,284)
Effects of changes in foreign exchange rates	(2,740)		4,719	(4,051)
Changes in value on the recognition of inflation effects	2,056		2,710	964
Effects Venezuela	(1,300)
Capitalization of borrowing costs			61
Ending balance	47,146		41,213	30,688
Machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,918)		(12,788)	(13,229)
Depreciation for the year	(3,007)		(2,638)	(2,369)
Disposals	1,555		1,210	1,093
Effects of changes in foreign exchange rates	447		(2,615)	2,142
Changes in value on the recognition of inflation effects	(1,042)		(1,087)	(425)
Effect Venezuela	1,186
Impairment Venezuela	(841)
Ending balance	(19,620)		(17,918)	(12,788)
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,069		7,424
Ending balance	9,395		9,069	7,424
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,226		14,576	14,127
Additions	758		337	1,175
Additions from business combinations	482		105
Transfer of completed projects in progress	1,968		1,978	1,168
Disposals	(800)		(574)	(972)
Effects of changes in foreign exchange rates	(1,523)		1,953	(1,217)
Changes in value on the recognition of inflation effects	689		851	295
Effects Venezuela	(717)
Ending balance	20,083		19,226	14,576
Refrigeration equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,157)		(7,152)	(7,541)
Depreciation for the year	(2,490)		(2,008)	(1,432)
Disposals	729		672	946
Effects of changes in foreign exchange rates	1,157		(1,148)	1,041
Changes in value on the recognition of inflation effects	(553)		(521)	(166)
Effect Venezuela	626
Ending balance	(10,688)		(10,157)	(7,152)
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,679		4,273
Ending balance	8,110		5,679	4,273
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,943		11,651	9,402
Additions	3,202		2,236	1,655
Additions from business combinations	3,323		23
Transfer of completed projects in progress	558		779	662
Disposals	(193)		(139)	(103)
Effects of changes in foreign exchange rates	(1,216)		1,271	(266)
Changes in value on the recognition of inflation effects	(2)		122	301
Effects Venezuela	(83)
Ending balance	21,532		15,943	11,651
Returnable bottles [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,264)		(7,378)	(5,205)
Depreciation for the year	(3,365)		(2,235)	(1,984)
Disposals	103		227	80
Effects of changes in foreign exchange rates	94		(845)	167
Changes in value on the recognition of inflation effects	(46)		(33)	(436)
Effect Venezuela	56
Ending balance	(13,422)		(10,264)	(7,378)
Investments in fixed assets in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,208		3,812
Ending balance	3,874		4,208	3,812
Investments in fixed assets in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,208		3,812	6,485
Additions	5,762		5,737	4,524
Additions from business combinations	820
Transfer of completed projects in progress	(6,174)		(6,265)	(6,338)
Effects of changes in foreign exchange rates	(747)		546	(1,007)
Changes in value on the recognition of inflation effects	226		415	91
Effects Venezuela	(221)
Capitalization of borrowing costs			(37)	57
Ending balance	3,874		4,208	3,812
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	410		461
Ending balance	445		410	461
Leasehold Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	645		596	607
Additions	11		4
Additions from business combinations	146		4
Transfer of completed projects in progress	28		28	49
Disposals	(3)		(43)	(47)
Effects of changes in foreign exchange rates	(52)		56	(13)
Ending balance	775		645	596
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(235)		(135)	(122)
Depreciation for the year	(43)		(43)	(41)
Disposals	2		8	7
Effects of changes in foreign exchange rates	(54)		(65)	21
Ending balance	(330)		(235)	(135)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,215		514
Ending balance	499		1,215	514
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,074		915	1,062
Additions	176		367	511
Transfer of completed projects in progress	(2)
Disposals	(11)		(18)	(39)
Effects of changes in foreign exchange rates	(1,233)		(132)	(848)
Changes in value on the recognition of inflation effects	638		942	229
Effects Venezuela	(646)
Ending balance	996		2,074	915
Other [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(859)		(401)	(386)
Depreciation for the year	(685)		(200)	(143)
Disposals	5		9	2
Effects of changes in foreign exchange rates	940		39	212
Changes in value on the recognition of inflation effects	(233)		(306)	(86)
Effect Venezuela	335
Ending balance	$ (497)		$ (859)	$ (401)